Share Capital Issued - Summary of Share Capital Issued (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Total number of issued and outstanding shares	22,593,956	22,593,956
Total share capital	€ 78,585	€ 78,585